Events After the Reporting Period (Tables)	12 Months Ended
Jun. 30, 2023
Events After the Reporting Period [Abstract]
Schedule of Shareholder Approval for the Issuance of the Shares
Aggregate License Fee/Investment ($)	AHI Shares issued to IntelliGen

US$2m	250,000
US$5m	500,000
US$10m	1,000,000
US$20m	2,000,000